Income Taxes (Income tax reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax at Statutory Income Tax Rate									$ 2,840,292	$ 2,667,347	$ 2,782,229
State Tax and Other									44,764	153,236	101,834
Tax Exempt Interest									(730,477)	(732,087)	(684,708)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Amount									(394,445)	(179,520)	(143,820)
Valuation Allowance									69,133	11,504	11,564
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount									606,193
Total Income Tax Expense	$ 316,000	$ 445,000	$ 483,000	$ 585,000	$ 115,000	$ 655,000	$ 510,000	$ 641,000	$ 2,435,460	$ 1,920,480	$ 2,067,099